Cash and Cash Equivalents, Short Term Deposits and Restricted Cash - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 8,753	$ 9,357	$ 20,065	$ 24,025
Short term deposits	12	12
Restricted cash	58	166
Total	$ 8,823	$ 9,535